STOCK-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	May 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STOCK-BASED COMPENSATION
Maximum percentage of shares authorized to issue	12.00%
Ratio applied for shares issued under one share based compensation plan that will reduce the number of shares that may be awarded under another plan	1
Tax withholding on stock-based compensation awards		$ 366	$ 5,258
Option exercise price minimum (in dollars per share)		$ 10.59
Option exercise price maximum (in dollars per share)			$ 29.60
RSUs
STOCK-BASED COMPENSATION
Number of awards outstanding		4,989	6,628	8,100
Awards forfeited		137	78
Awards vested		3,262	2,135
Awards issued due to net settlement		3,169	1,459
Tax withholding on stock-based compensation awards (Shares)		93	676
Tax withholding on stock-based compensation awards		$ 366	$ 5,258
Average remaining life of unvested awards		1 year 11 months	1 year 3 months
Expected expense		$ 9,967	$ 21,538
Aggregate intrinsic value, other than option		$ 16,714	$ 16,135
RSUs | Minimum
STOCK-BASED COMPENSATION
Vesting period		1 year
RSUs | Maximum
STOCK-BASED COMPENSATION
Vesting period		4 years
Market and performance based RSUs
STOCK-BASED COMPENSATION
Number of awards outstanding		1,300
Market based awards
STOCK-BASED COMPENSATION
Number of awards outstanding		650
Performance based awards
STOCK-BASED COMPENSATION
Number of awards outstanding			650
Options
STOCK-BASED COMPENSATION
Average remaining life of unvested awards		6 months	8 months